Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Operating activities
Net loss	$ (14,777,111)	$ (39,005,554)	$ (38,775,955)	$ (103,666,326)
Adjusting items
Interest income recognized in net loss	(531,479)	(316,081)	(1,622,109)	(503,915)
Depreciation of property and equipment	4,733	6,063	14,097	19,855
Amortization of intangible assets	48,765	48,673	144,706	130,718
Transaction costs recognized in net loss				35,175
Embedded derivative loss recognized in net loss		29,007,078		77,902,663
Accretion – preferred shares		393,425		2,479,161
Share-based compensation	1,656,408	795,806	3,660,136	1,478,082
Net foreign exchange gain	(16,729)	(32,634)	37,884	(48,026)
Income tax expense recognized in net loss	528,694	106,310	715,871	248,338
Income taxes paid	(4,375)	(42,500)	(64,068)	(130,589)
Tax credits	(248,641)		(409,638)
Net changes in working capital
Sales tax and other receivables	(95,768)	(49,860)	(75,846)	(74,884)
Investment tax credits receivable	(114,591)	(91,484)	(308,549)	(211,524)
Deferred financing costs	(18,165)	275,784	(18,165)
Prepaid expenses	583,103	(3,727,642)	(1,525,500)	(3,807,706)
Accounts payable and accrued liabilities	330,564	457,938	2,078,396	1,835,789
Net operating cash flows	(12,654,592)	(12,174,678)	(36,148,740)	(24,313,189)
Investing activities
Interest income received	1,752,656	184,040	2,016,201	551,412
Acquisition of short and long-term investments	(15,000,000)	(109,000,000)	(20,000,000)	(134,000,000)
Maturity of short-term investments	25,000,000	19,000,000	30,000,000	49,000,000
Acquisition of property and equipment		(4,194)		(17,022)
Acquisition of intellectual property				(1,000,000)
Net investing cash flows	11,752,656	(89,820,154)	12,016,201	(85,465,610)
Financing activities
Issuance of common shares				31,588
Proceeds from initial public offering		137,865,000		137,865,000
Share issuance costs		(10,236,593)		(10,236,593)
Net financing cash flows		127,628,407		137,530,555
Net (decrease) increase in cash	(901,936)	25,633,575	(24,132,539)	27,751,756
Cash at beginning of period	12,937,235	11,584,221	36,230,343	9,434,495
Effect of exchange rate fluctuations on cash held	21,609	20,400	(40,896)	51,945
Cash at end of period	$ 12,056,908	$ 37,238,196	$ 12,056,908	37,238,196
Series C preferred shares [member]
Financing activities
Share issuance costs				(129,520)
Issuance of preferred shares				$ 10,000,080